FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.4%
	COMMUNICATIONS — 11.5%
15,486	Alphabet, Inc. - Class A1	$3,764,647
12,614	Alphabet, Inc. - Class C1	3,072,140
24,019	AT&T, Inc.[1]	678,297
170	Booking Holdings, Inc.[1]	917,876
10,117	Comcast Corp. - Class A1	317,876
5,778	Meta Platforms, Inc. - Class A1	4,243,248
1,133	Netflix, Inc.*,1	1,358,376
8,968	Uber Technologies, Inc.*,1	878,595
14,092	Verizon Communications, Inc.[1]	619,343
4,799	Walt Disney Co.[1]	549,485
		16,399,883
	CONSUMER DISCRETIONARY — 9.6%
26,278	Amazon.com, Inc.*,1	5,769,860
2,789	Home Depot, Inc.[1]	1,130,075
1,593	Lowe's Cos., Inc.[1]	400,337
3,686	McDonald's Corp.[1]	1,120,139
12,050	NIKE, Inc. - Class B1	840,247
5,830	Starbucks Corp.[1]	493,218
7,731	Tesla, Inc.*,1	3,438,130
3,167	TJX Cos., Inc.[1]	457,758
		13,649,764
	CONSUMER STAPLES — 5.1%
6,166	Altria Group, Inc.[1]	407,326
14,105	Coca-Cola Co.[1]	935,444
2,707	Colgate-Palmolive Co.[1]	216,398
1,260	Costco Wholesale Corp.[1]	1,166,294
4,865	Mondelez International, Inc. - Class A1	303,916
4,992	PepsiCo, Inc.[1]	701,076
5,656	Philip Morris International, Inc.[1]	917,403
7,801	Procter & Gamble Co.[1]	1,198,624
1,309	Target Corp.[1]	117,417
12,342	Walmart, Inc.[1]	1,271,966
		7,235,864
	ENERGY — 2.9%
7,835	Chevron Corp.[1]	1,216,697
6,064	ConocoPhillips[1]	573,594
20,603	Exxon Mobil Corp.[1]	2,322,988
		4,113,279
	FINANCIALS — 13.3%
2,041	American Express Co.[1]	677,939

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
20,182	Bank of America Corp.[1]	$1,041,189
6,722	Berkshire Hathaway, Inc. - Class B*,1	3,379,418
534	BlackRock, Inc.[1]	622,575
5,483	Charles Schwab Corp.[1]	523,462
6,465	Chubb Ltd.[1,2]	1,824,746
5,718	Citigroup, Inc.[1]	580,377
1,151	Goldman Sachs Group, Inc.[1]	916,599
8,512	JPMorgan Chase & Co.[1]	2,684,940
3,006	Mastercard, Inc. - Class A1	1,709,843
10,031	MetLife, Inc.[1]	826,254
4,549	Morgan Stanley[1]	723,109
3,676	PayPal Holdings, Inc.*,1	246,513
4,716	U.S. Bancorp[1]	227,924
6,338	Visa, Inc. - Class A1	2,163,666
10,067	Wells Fargo & Co.[1]	843,816
		18,992,370
	HEALTH CARE — 8.8%
8,505	Abbott Laboratories[1]	1,139,160
5,442	AbbVie, Inc.[1]	1,260,041
1,655	Amgen, Inc.[1]	467,041
6,246	Bristol-Myers Squibb Co.[1]	281,694
6,171	CVS Health Corp.[1]	465,232
1,980	Danaher Corp.[1]	392,555
1,138	Elevance Health, Inc.[1]	367,710
2,426	Eli Lilly & Co.[1]	1,851,038
3,837	Gilead Sciences, Inc.[1]	425,907
1,747	Intuitive Surgical, Inc.*,1	781,311
7,414	Johnson & Johnson[1]	1,374,704
6,288	Medtronic PLC[1,2]	598,869
7,790	Merck & Co., Inc.[1]	653,815
17,451	Pfizer, Inc.[1]	444,651
1,178	Thermo Fisher Scientific, Inc.[1]	571,353
4,513	UnitedHealth Group, Inc.[1]	1,558,339
		12,633,420
	INDUSTRIALS — 8.2%
3,034	3M Co.[1]	470,816
4,164	Boeing Co.*,1	898,716
2,689	Caterpillar, Inc.[1]	1,283,056
1,417	Deere & Co.[1]	647,937
2,201	Eaton Corp. PLC[1,2]	823,724
3,176	Emerson Electric Co.[1]	416,628

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
957	FedEx Corp.[1]	$225,670
6,029	General Electric Co. DBA GE Aerospace[1]	1,813,644
3,622	Honeywell International, Inc.[1]	762,431
1,175	Lockheed Martin Corp.[1]	586,572
7,414	RTX Corp.[1]	1,240,585
2,582	Union Pacific Corp.[1]	610,307
3,116	United Parcel Service, Inc. - Class B1	260,280
7,242	Waste Management, Inc.[1]	1,599,251
		11,639,617
	MATERIALS — 1.9%
5,775	Linde PLC[1,2]	2,743,125

	REAL ESTATE — 1.6%
11,716	American Tower Corp., REIT[1]	2,253,221

	TECHNOLOGY — 35.3%
2,358	Accenture PLC[1,2]	581,483
1,661	Adobe, Inc.*,1	585,918
5,651	Advanced Micro Devices, Inc.*,1	914,275
37,896	Apple, Inc.[1]	9,649,458
2,871	Applied Materials, Inc.[1]	587,809
16,265	Broadcom, Inc.[1]	5,365,986
40,815	Cisco Systems, Inc.[1]	2,792,562
15,020	Intel Corp.[1]	503,921
3,489	International Business Machines Corp.[1]	984,456
1,058	Intuit, Inc.[1]	722,519
18,640	Microsoft Corp.[1]	9,654,588
61,498	NVIDIA Corp.[1]	11,474,297
6,064	Oracle Corp.[1]	1,705,439
7,735	Palantir Technologies, Inc. - Class A*,1	1,411,019
3,869	QUALCOMM, Inc.[1]	643,647
1,164	S&P Global, Inc.[1]	566,530
3,607	Salesforce, Inc.[1]	854,859
777	ServiceNow, Inc.*,1	715,058
3,177	Texas Instruments, Inc.[1]	583,710
		50,297,534
	UTILITIES — 2.2%
6,988	Duke Energy Corp.[1]	864,765
18,603	NextEra Energy, Inc.[1]	1,404,341
9,912	Southern Co.[1]	939,360
		3,208,466
	TOTAL COMMON STOCKS
	(Cost $137,238,789)	143,166,543

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 17.0%
	CALL OPTIONS — 9.8%
	S&P 500 Index
108	Exercise Price: $6,000.01, Notional Amount: $64,800,108, Expiration Date: July 26, 2027*	$14,035,109
	TOTAL CALL OPTIONS
	(Cost $11,797,842)	14,035,109

	PUT OPTIONS — 7.2%
	iShares Core S&P 500 Index ETF
12	Exercise Price: $638.86, Notional Amount: $766,632, Expiration Date: July 26, 2027*	46,475
	S&P 500 Index
108	Exercise Price: $5,000.01, Notional Amount: $54,000,108, Expiration Date: July 26, 2027*	1,603,348
222	Exercise Price: $6,388.64, Notional Amount: $141,827,808, Expiration Date: July 26, 2027*	8,557,818
	TOTAL PUT OPTIONS
	(Cost $11,728,132)	10,207,641
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $23,525,974)	24,242,750
	TOTAL INVESTMENTS — 117.4%
	(Cost $160,764,763)	167,409,293

	Liabilities in Excess of Other Assets — (17.4)%	(24,841,980)

	TOTAL NET ASSETS — 100.0%	$142,567,313

	WRITTEN OPTIONS CONTRACTS — (18.5)%
	CALL OPTIONS — (16.2)%
	3M Co.
(9)	Exercise Price: $152.50, Notional Amount: $(137,250), Expiration Date: October 3, 2025*	(3,420)
	Abbott Laboratories
(25)	Exercise Price: $134.00, Notional Amount: $(335,000), Expiration Date: October 3, 2025*	(2,675)
	AbbVie, Inc.
(16)	Exercise Price: $220.00, Notional Amount: $(352,000), Expiration Date: October 3, 2025*	(19,200)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Accenture PLC
(7)	Exercise Price: $240.00, Notional Amount: $(168,000), Expiration Date: October 3, 2025*	$(5,355)
	Adobe, Inc.
(5)	Exercise Price: $360.00, Notional Amount: $(180,000), Expiration Date: October 3, 2025*	(988)
	Advanced Micro Devices, Inc.
(17)	Exercise Price: $160.00, Notional Amount: $(272,000), Expiration Date: October 3, 2025*	(6,715)
	Alphabet, Inc. - Class A
(45)	Exercise Price: $247.50, Notional Amount: $(1,113,750), Expiration Date: October 3, 2025*	(6,052)
	Alphabet, Inc. - Class C
(37)	Exercise Price: $247.50, Notional Amount: $(915,750), Expiration Date: October 3, 2025*	(5,383)
	Altria Group, Inc.
(18)	Exercise Price: $66.00, Notional Amount: $(118,800), Expiration Date: October 3, 2025*	(972)
	Amazon.com, Inc.
(77)	Exercise Price: $220.00, Notional Amount: $(1,694,000), Expiration Date: October 3, 2025*	(18,634)
	American Express Co.
(6)	Exercise Price: $342.50, Notional Amount: $(205,500), Expiration Date: October 3, 2025*	(375)
	Amgen, Inc.
(5)	Exercise Price: $272.50, Notional Amount: $(136,250), Expiration Date: October 3, 2025*	(5,262)
	Apple, Inc.
(111)	Exercise Price: $255.00, Notional Amount: $(2,830,500), Expiration Date: October 3, 2025*	(22,755)
	Applied Materials, Inc.
(8)	Exercise Price: $205.00, Notional Amount: $(164,000), Expiration Date: October 3, 2025*	(2,356)
	AT&T, Inc.
(70)	Exercise Price: $28.50, Notional Amount: $(199,500), Expiration Date: October 3, 2025*	(770)
	Bank of America Corp.
(59)	Exercise Price: $52.00, Notional Amount: $(306,800), Expiration Date: October 3, 2025*	(1,829)
	Berkshire Hathaway, Inc. - Class B
(20)	Exercise Price: $500.00, Notional Amount: $(1,000,000), Expiration Date: October 3, 2025*	(8,850)
	BlackRock, Inc.
(2)	Exercise Price: $1,160.00, Notional Amount: $(232,000), Expiration Date: October 3, 2025*	(2,770)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Boeing Co.
(12)	Exercise Price: $222.50, Notional Amount: $(267,000), Expiration Date: October 3, 2025*	$(840)
	Bristol-Myers Squibb Co.
(18)	Exercise Price: $44.00, Notional Amount: $(79,200), Expiration Date: October 3, 2025*	(2,403)
	Broadcom, Inc.
(48)	Exercise Price: $335.00, Notional Amount: $(1,608,000), Expiration Date: October 3, 2025*	(14,376)
	Caterpillar, Inc.
(8)	Exercise Price: $465.00, Notional Amount: $(372,000), Expiration Date: October 3, 2025*	(10,600)
	Charles Schwab Corp.
(16)	Exercise Price: $96.00, Notional Amount: $(153,600), Expiration Date: October 3, 2025*	(1,296)
	Chevron Corp.
(23)	Exercise Price: $160.00, Notional Amount: $(368,000), Expiration Date: October 3, 2025*	(380)
	Cisco Systems, Inc.
(120)	Exercise Price: $68.00, Notional Amount: $(816,000), Expiration Date: October 3, 2025*	(9,420)
	Citigroup, Inc.
(17)	Exercise Price: $104.00, Notional Amount: $(176,800), Expiration Date: October 3, 2025*	(544)
	Coca-Cola Co.
(41)	Exercise Price: $66.00, Notional Amount: $(270,600), Expiration Date: October 3, 2025*	(2,583)
	Colgate-Palmolive Co.
(8)	Exercise Price: $79.00, Notional Amount: $(63,200), Expiration Date: October 3, 2025*	(1,040)
	Comcast Corp. - Class A
(30)	Exercise Price: $31.50, Notional Amount: $(94,500), Expiration Date: October 3, 2025*	(510)
	ConocoPhillips
(18)	Exercise Price: $98.00, Notional Amount: $(176,400), Expiration Date: October 3, 2025*	(306)
	Costco Wholesale Corp.
(4)	Exercise Price: $920.00, Notional Amount: $(368,000), Expiration Date: October 3, 2025*	(4,340)
	CVS Health Corp.
(18)	Exercise Price: $76.00, Notional Amount: $(136,800), Expiration Date: October 3, 2025*	(2,385)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Danaher Corp.
(6)	Exercise Price: $185.00, Notional Amount: $(111,000), Expiration Date: October 3, 2025*	$(8,070)
	Deere & Co.
(4)	Exercise Price: $465.00, Notional Amount: $(186,000), Expiration Date: October 3, 2025*	(598)
	Eaton Corp. PLC
(6)	Exercise Price: $365.00, Notional Amount: $(219,000), Expiration Date: October 3, 2025*	(6,510)
	Eli Lilly & Co.
(7)	Exercise Price: $725.00, Notional Amount: $(507,500), Expiration Date: October 3, 2025*	(27,632)
	Emerson Electric Co.
(9)	Exercise Price: $129.00, Notional Amount: $(116,100), Expiration Date: October 3, 2025*	(2,498)
	Exxon Mobil Corp.
(60)	Exercise Price: $117.00, Notional Amount: $(702,000), Expiration Date: October 3, 2025*	(690)
	FedEx Corp.
(3)	Exercise Price: $237.50, Notional Amount: $(71,250), Expiration Date: October 3, 2025*	(560)
	General Electric Co. DBA GE Aerospace
(18)	Exercise Price: $295.00, Notional Amount: $(531,000), Expiration Date: October 3, 2025*	(12,780)
	Gilead Sciences, Inc.
(11)	Exercise Price: $112.00, Notional Amount: $(123,200), Expiration Date: October 3, 2025*	(1,001)
	Goldman Sachs Group, Inc.
(3)	Exercise Price: $802.50, Notional Amount: $(240,750), Expiration Date: October 3, 2025*	(1,845)
	Home Depot, Inc.
(8)	Exercise Price: $410.00, Notional Amount: $(328,000), Expiration Date: October 3, 2025*	(1,088)
	Honeywell International, Inc.
(11)	Exercise Price: $207.50, Notional Amount: $(228,250), Expiration Date: October 3, 2025*	(4,345)
	Intel Corp.
(44)	Exercise Price: $35.50, Notional Amount: $(156,200), Expiration Date: October 3, 2025*	(1,430)
	International Business Machines Corp.
(10)	Exercise Price: $287.50, Notional Amount: $(287,500), Expiration Date: October 3, 2025*	(1,655)
	Intuit, Inc.
(3)	Exercise Price: $700.00, Notional Amount: $(210,000), Expiration Date: October 3, 2025*	(510)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intuitive Surgical, Inc.
(5)	Exercise Price: $440.00, Notional Amount: $(220,000), Expiration Date: October 3, 2025*	$(4,925)
	Johnson & Johnson
(22)	Exercise Price: $180.00, Notional Amount: $(396,000), Expiration Date: October 3, 2025*	(12,540)
	JPMorgan Chase & Co.
(25)	Exercise Price: $317.50, Notional Amount: $(793,750), Expiration Date: October 3, 2025*	(4,475)
	Lockheed Martin Corp.
(3)	Exercise Price: $490.00, Notional Amount: $(147,000), Expiration Date: October 3, 2025*	(3,345)
	Lowe's Cos., Inc.
(5)	Exercise Price: $257.50, Notional Amount: $(128,750), Expiration Date: October 3, 2025*	(118)
	Mastercard, Inc. - Class A
(9)	Exercise Price: $565.00, Notional Amount: $(508,500), Expiration Date: October 3, 2025*	(6,660)
	McDonald's Corp.
(11)	Exercise Price: $305.00, Notional Amount: $(335,500), Expiration Date: October 3, 2025*	(1,749)
	Medtronic PLC
(18)	Exercise Price: $95.00, Notional Amount: $(171,000), Expiration Date: October 3, 2025*	(1,647)
	Merck & Co., Inc.
(23)	Exercise Price: $78.00, Notional Amount: $(179,400), Expiration Date: October 3, 2025*	(13,857)
	Meta Platforms, Inc. - Class A
(17)	Exercise Price: $740.00, Notional Amount: $(1,258,000), Expiration Date: October 3, 2025*	(10,115)
	Microsoft Corp.
(55)	Exercise Price: $512.50, Notional Amount: $(2,818,750), Expiration Date: October 3, 2025*	(42,487)
	Mondelez International, Inc. - Class A
(14)	Exercise Price: $64.00, Notional Amount: $(89,600), Expiration Date: October 3, 2025*	(175)
	Morgan Stanley
(13)	Exercise Price: $160.00, Notional Amount: $(208,000), Expiration Date: October 3, 2025*	(1,619)
	Netflix, Inc.
(3)	Exercise Price: $1,210.00, Notional Amount: $(363,000), Expiration Date: October 3, 2025*	(2,520)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	NextEra Energy, Inc.
(54)	Exercise Price: $76.00, Notional Amount: $(410,400), Expiration Date: October 3, 2025*	$(2,997)
	NIKE, Inc. - Class B
(35)	Exercise Price: $69.00, Notional Amount: $(241,500), Expiration Date: October 3, 2025*	(12,337)
	NVIDIA Corp.
(180)	Exercise Price: $177.50, Notional Amount: $(3,195,000), Expiration Date: October 3, 2025*	(174,150)
	Oracle Corp.
(18)	Exercise Price: $282.50, Notional Amount: $(508,500), Expiration Date: October 3, 2025*	(8,190)
	Palantir Technologies, Inc. - Class A
(23)	Exercise Price: $177.50, Notional Amount: $(408,250), Expiration Date: October 3, 2025*	(15,467)
	PayPal Holdings, Inc.
(11)	Exercise Price: $68.00, Notional Amount: $(74,800), Expiration Date: October 3, 2025*	(616)
	PepsiCo, Inc.
(15)	Exercise Price: $140.00, Notional Amount: $(210,000), Expiration Date: October 3, 2025*	(2,205)
	Pfizer, Inc.
(51)	Exercise Price: $23.50, Notional Amount: $(119,850), Expiration Date: October 3, 2025*	(10,225)
	Philip Morris International, Inc.
(17)	Exercise Price: $165.00, Notional Amount: $(280,500), Expiration Date: October 3, 2025*	(680)
	Procter & Gamble Co.
(23)	Exercise Price: $152.50, Notional Amount: $(350,750), Expiration Date: October 3, 2025*	(4,335)
	QUALCOMM, Inc.
(11)	Exercise Price: $170.00, Notional Amount: $(187,000), Expiration Date: October 3, 2025*	(704)
	RTX Corp.
(22)	Exercise Price: $162.50, Notional Amount: $(357,500), Expiration Date: October 3, 2025*	(13,200)
	S&P 500 Index
(108)	Exercise Price: $5,000.01, Notional Amount: $(54,000,108), Expiration Date: July 26, 2027*	(22,495,666)
	S&P Global, Inc.
(3)	Exercise Price: $490.00, Notional Amount: $(147,000), Expiration Date: October 3, 2025*	(510)
	Salesforce, Inc.
(11)	Exercise Price: $245.00, Notional Amount: $(269,500), Expiration Date: October 3, 2025*	(897)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	ServiceNow, Inc.
(2)	Exercise Price: $937.50, Notional Amount: $(187,500), Expiration Date: October 3, 2025*	$(1,200)
	Southern Co.
(29)	Exercise Price: $94.00, Notional Amount: $(272,600), Expiration Date: October 3, 2025*	(3,263)
	Starbucks Corp.
(17)	Exercise Price: $83.00, Notional Amount: $(141,100), Expiration Date: October 3, 2025*	(3,578)
	Target Corp.
(4)	Exercise Price: $88.00, Notional Amount: $(35,200), Expiration Date: October 3, 2025*	(928)
	Tesla, Inc.
(23)	Exercise Price: $437.50, Notional Amount: $(1,006,250), Expiration Date: October 3, 2025*	(34,155)
	Texas Instruments, Inc.
(9)	Exercise Price: $185.00, Notional Amount: $(166,500), Expiration Date: October 3, 2025*	(1,512)
	Thermo Fisher Scientific, Inc.
(3)	Exercise Price: $465.00, Notional Amount: $(139,500), Expiration Date: October 3, 2025*	(6,300)
	TJX Cos., Inc.
(9)	Exercise Price: $143.00, Notional Amount: $(128,700), Expiration Date: October 3, 2025*	(1,868)
	U.S. Bancorp
(14)	Exercise Price: $49.50, Notional Amount: $(69,300), Expiration Date: October 3, 2025*	(119)
	Uber Technologies, Inc.
(26)	Exercise Price: $98.00, Notional Amount: $(254,800), Expiration Date: October 3, 2025*	(3,601)
	Union Pacific Corp.
(8)	Exercise Price: $235.00, Notional Amount: $(188,000), Expiration Date: October 3, 2025*	(1,800)
	United Parcel Service, Inc. - Class B
(9)	Exercise Price: $84.00, Notional Amount: $(75,600), Expiration Date: October 3, 2025*	(603)
	UnitedHealth Group, Inc.
(13)	Exercise Price: $345.00, Notional Amount: $(448,500), Expiration Date: October 3, 2025*	(6,727)
	Verizon Communications, Inc.
(41)	Exercise Price: $43.50, Notional Amount: $(178,350), Expiration Date: October 3, 2025*	(2,296)

FT Vest Total Return Income Fund: Series B2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Visa, Inc. - Class A
(19)	Exercise Price: $337.50, Notional Amount: $(641,250), Expiration Date: October 3, 2025*	$(10,260)
	Walmart, Inc.
(36)	Exercise Price: $103.00, Notional Amount: $(370,800), Expiration Date: October 3, 2025*	(3,276)
	Walt Disney Co.
(14)	Exercise Price: $113.00, Notional Amount: $(158,200), Expiration Date: October 3, 2025*	(2,919)
	Wells Fargo & Co.
(29)	Exercise Price: $85.00, Notional Amount: $(246,500), Expiration Date: October 3, 2025*	(1,175)
	TOTAL CALL OPTIONS
	(Proceeds $20,405,925)	(23,170,587)

	PUT OPTIONS — (2.3)%
	S&P 500 Index
(108)	Exercise Price: $6,000.01, Notional Amount: $(64,800,108), Expiration Date: July 26, 2027*	(3,234,271)
	TOTAL PUT OPTIONS
	(Proceeds $3,665,706)	(3,234,271)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $24,071,631)	$(26,404,858)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $14,643,387, which represents 10.27% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$4,747,201	3.3%
Switzerland	1,824,746	1.3%
United States	160,837,346	112.8%
Total Investments	167,409,293	117.4%
Liabilities in Excess of Other Assets	(24,841,980)	(17.4)%
Total Net Assets	$142,567,313	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.6%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.3%
Health Care	8.8%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.3%
Utilities	2.2%
Total Common Stocks	100.4%
Purchased Options Contracts	17.0%
Total Investments	117.4%
Liabilities in Excess of Other Assets	(17.4)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series B2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$143,166,543	$-	$-	$143,166,543
Total Investments	143,166,543	-	-	143,166,543
Purchased Options Contracts	-	24,242,750	-	24,242,750
Total Investments and Options	$143,166,543	$24,242,750	$-	$167,409,293

Liabilities
Written Options Contracts	$674,921	$25,729,937	$-	$26,404,858
Total Written Options Contracts	$674,921	$25,729,937	$-	$26,404,858

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.